SP 500 Pure Value Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.71%	8.28%		7.83%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	10.71%	6.37%		6.00%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	5.64%		5.03%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.35%	4.63%		4.28%